Material accounting policy information (Policies)	6 Months Ended
Jun. 30, 2026
Material Accounting Policy Information [Abstract]
Basis of preparation	This Interim financial report for the half-year reporting period ended June 30, 2026 has been prepared in accordance with IAS 34 / AASB 134 Interim Financial Reporting and the Corporations Act 2001 (Cth). This Interim financial report does not include all the notes of the type normally included in an Annual financial report. Accordingly, this report is to be read in conjunction with the Annual Report for the year ended December 31, 2025.
The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period.
A number of new or amended standards became applicable for the current reporting period. The Group did not have to change its accounting policies or make retrospective adjustments as a result of adopting these standards. The Group has identified that there is no impact of new standards issued but not yet applied.

Going concern	Going concern
These financial statements have been prepared on the basis that the Company is a going concern.
For the half-year ended June 30, 2026, the Group generated a profit after income tax of $38,330,000 (June 30, 2025:
loss after income tax of $2,292,000) and cash generated from operating activities of $23,036,000 (June 30, 2025:
$17,749,000) As at June 30, 2026, the net assets of the Group stood at $487,675,000 (December 31, 2025:
$415,376,000) with cash on hand of $251,910,000 (December 31, 2025: $141,866,000)
Cash on hand and anticipated future cash inflows in relation to commercial activities are considered sufficient to meet the Group’s forecasted cash outflows in relation to research and development activities currently underway and other committed business activities for at least 12 months from the date of this report.
On this basis, the Directors are satisfied that the Group continues to be a going concern as at the date of issuance of these financial statements. Further, the Directors are of the opinion that no asset is likely to be realized for an amount less than the amount at which it is recorded in the consolidated statement of financial position as at June 30, 2026.
As such, no adjustment has been made to the financial statements relating to the recoverability and classification of the asset carrying amounts or the classification of liabilities that might be necessary should the Group not continue as a going concern.

Other income	Other income
Other income includes income recognized in profit or loss that arises from operating activities that does not stem from relationships with customers. This income arises from certain types of arrangements, as outlined below.
Collaboration agreements
The Group may enter into collaboration agreements to research, develop, manufacture, and commercialize products and/
or product candidates. Each agreement is unique in nature and such arrangements may involve a joint operating activity where both parties are active participants in the activities of the collaboration and exposed to significant risks and rewards dependent on the commercial success of the activities. At contract inception, the Group assesses whether these agreements would be within the scope of IFRS 15 / AASB 15 Revenue from Contracts with Customers or IFRS 11 /
AASB 11 Joint Arrangements.
A counterparty to the contract would not be a customer if, for example, the counterparty has contracted with the Group to participate in an activity or process in which the parties to the contract share in the risks and benefits that result from the activity or process (such as developing assets in a collaboration agreement) rather than to obtain the output of the entity’s ordinary activities.
In such collaboration agreements where research costs are shared, any reimbursement of costs from the collaboration partner are recognized on a net basis in research expense.